PIMCO Global Advantage Strategy Bond Fund Expense Example - PIMCO Global Advantage Strategy Bond Fund	Oct. 01, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	511
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	$ 1,981